May 31, 2001



VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:       Evergreen Money Market Trust (the "Trust")
          Nos. 333-42181/811-08555

Dear Sir/Madam:

      Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Trust hereby certifies that (i) the form of prospectus that the Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectus contained in the Trust's most recent post-effective amendment (Post-Effective Amendment No. 14 to Registration Statement Nos. 333-42181/811-08555) (the "Amendment"); and (ii) the text of the Amendment was filed electronically via the SEC filing website on May 29, 2001.

      If you have any questions or would like further information, please call me at (617) 210-3687.

                                           Very truly yours,

                                           /s/ Regina Brown

                                           Regina Brown